UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2016

Real Estate Income and Growth Fund

Large Cap Value Fund

Municipal Tax Free Bond Fund

Income Fund

Income and Opportunity Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance in the first six months of 2016, in addition to a discussion of the economy, and our thoughts on the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the infrastructure of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other income producing assets. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of asset values.

We thank you for your support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Douglas Revello
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

In December 2015, the Federal Reserve raised its benchmark federal-funds rate from near zero to a range between 0.25% and 0.50%. Officials signaled in April and May 2016 that they were getting closer to another increase. However, in June, Fed members decided that it was “prudent to wait” on an interest rate hike until they have additional data on the consequences of Britain’s vote on EU membership. Policymakers discussed the lack of evidence of rising inflation, and cited a severe slowdown in hiring in May by U.S. employers as a reason for leaving interest rates steady.

The latest employment data released by the U.S. Bureau of Labor Statistics shows the total nonfarm payroll employment rose by 287,000 in June, beating expectations to be the largest monthly gain since last October. This was a dramatic increase in comparison to the disappointing May employment increase of only 11,000. The unemployment rate rose by two-tenths of a percentage point to 4.9%, as more people entered the labor force, a sign of confidence in the jobs market.

The U.S. Department of Commerce revised the gross domestic product (GDP) for the 1st quarter of 2016 to a 1.1% annual rate, up from the 0.8% estimate previously reported. Gains in exports and investment in software partially offset weak consumer spending. This is still a lower rate than the 1.4% growth in the 4th quarter of 2015, however retail sales and home sales in April and May suggest the economy has gained momentum in the 2nd quarter.

Market Commentary

Despite the turmoil caused by the Brexit vote in late June, the S&P 500 was up 3.84% and the Dow Jones Industrial Average was up 4.31% for the first six months of 2016. The Nasdaq Composite was down 2.61% over the same time period.

Real Estate Investment Trusts (“REITs”) outperformed the broader market in the first half of the year, as sector fundamentals and capital markets remained healthy during a period of global uncertainty. Over the first six months of the year, the FTS/NAREIT All REIT Index had a total return of 13.7%, beating the S&P 500 over the same time period. The yield on the 10-year Treasury note during the same period fell by 0.8%. Strong sector performances from the specific REIT segments included data center REITs with returns of 37.8%, free-standing net lease retail returns of 34.5%, single-family home REITs with returns of 25% and industrial REITs with returns of 22.9%.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund (the “Fund”), aims to provide high total return through a combination of capital appreciation and dividend income.

As of June 30, 2016, the Fund was invested over 93% in REITs. A REIT is a company that owns or finances income-producing real estate. REITs provide investors regular income streams, diversification and long-term capital appreciation. REITs typically pay out all of their taxable income as dividends to shareholders. REITs are tied to almost all aspects of the economy, including apartments, hospitals, hotels, industrial facilities, infrastructure, nursing homes, offices, shopping malls, storage centers, and student housing.

Return Summary

The Fund had a total six month return of 9.33% (no load, gross of fees). This compares to the 13.56% returned by its benchmark, the MSCI US REIT Index, for the same period. That result does not take the maximum front end sales charge of 5.25% or the expense ratio of 1.57% for Class A shares into account.

Including sales charge and expenses, as of June 30, 2016 the Fund’s Class A Shares six month return was 2.83% and the one year return was 6.67%. The annualized five year return was 7.60% per year, while the average annual return over the past ten years was 3.02%.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2016

Residential (REITs)	22.46%	$26,035,310
Specialized (REITs)	18.73%	21,712,370
Retail (REITs)	17.72%	20,539,961
Office (REITs)	11.07%	12,835,107
Hotel & Resort (REITs)	9.67%	11,206,529
Energy	5.07%	5,884,049
Industrial (REITs)	5.00%	5,796,369
Health Care (REITs)	3.59%	4,160,514
Mortgage (REITs)	3.19%	3,703,913
Diversified (REITs)	2.26%	2,618,321
Financials	0.53%	616,540
Municipal Bonds	0.50%	576,172
Money Market	0.21%	240,862
Total Investments	100.00%	$115,926,017

Average Annual Returns (Unaudited)

For the periods ended June 30, 2016

	Six Month	1 Year	5 Year	10 Year
Class A Shares — with load	2.83%	6.67%	7.60%	3.02%
Class A Shares — no load	8.49%	12.55%	8.78%	3.58%
Class C Shares — with load[1]	7.06%	10.70%	8.01%	2.85%
Class C Shares — no load[1]	8.06%	11.70%	8.01%	2.85%
MSCI US REIT Index[2]	13.56%	24.11%	12.53%	7.35%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals.

We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund. We are committed to our investment philosophy.

We appreciate your continued support and look forward to your future investment in the Spirit of America Large Cap Value Fund.

Sincerely,

David Lerner	Alpana Sen
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

In December 2015, the Federal Reserve raised its benchmark federal-funds rate from near zero to a range between 0.25% and 0.50%. Officials signaled in April and May 2016 that they were getting closer to another increase. However, in June, Fed members decided that it was “prudent to wait” on an interest rate hike until they have additional data on the consequences of Britain’s vote on EU membership. Policymakers discussed the lack of evidence of rising inflation, and cited a severe slowdown in hiring in May by U.S. employers as a reason for leaving interest rates steady.

The latest employment data released by the U.S. Bureau of Labor Statistics shows the total nonfarm payroll employment rose by 287,000 in June, beating expectations to be the largest monthly gain since last October. This was a dramatic increase in comparison to the disappointing May employment increase of only 11,000. The unemployment rate rose by two-tenths of a percentage point to 4.9%, as more people entered the labor force, a sign of confidence in the jobs market.

The U.S. Department of Commerce revised the gross domestic product (GDP) for the 1st quarter of 2016 to a 1.1% annual rate, up from the 0.8% estimate previously reported. Gains in exports and investment in software partially offset weak consumer spending. This is still a lower rate than the 1.4% growth in the 4th quarter of 2015, however retail sales and home sales in April and May suggest the economy has gained momentum in the 2nd quarter.

Market Commentary

Despite the turmoil caused by the Brexit vote in late June, the S&P 500 was up 3.84% and the Dow Jones Industrial Average was up 4.31% for the first six months of 2016. The Nasdaq Composite was down 2.61% over the same time period.

Fund Summary

The Spirit of America Value Fund’s (the “Fund”) primary objective is to seek capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio. We are invested in all 10 sectors of the S&P 500 Index.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions.

Return Summary

The Fund had a total return of 3.21% (no load, gross of fees) vs. the S&P 500 Index which was up 3.84% for the six months ending June 30, 2016. The Fund’s slight underperformance relative to its benchmark was due to its underweight positions in the energy, materials and utilities sectors.

Past performance is not indicative of future results. The results above do not take the sales charge and expense ratio into account. Including sales charge and expenses, the Six Month and 1 Year Total Return of the Fund’s Class A Shares as of June 30, 2016 was -2.22% and -5.20%, respectively. The 5 Year Total Return was 7.57 % and the 10 Year Total Return was 5.18%.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2016

Information Technology	20.07%	$14,227,187
Health Care	15.88%	11,259,952
Financials	11.82%	8,380,062
Consumer Discretionary	11.26%	7,980,666
Consumer Staples	10.11%	7,166,586
Real Estate Investment Trusts	9.00%	6,381,360
Energy	7.12%	5,049,596
Industrials	6.46%	4,576,570
Telecommunication Services	4.31%	3,055,550
Utilities	2.36%	1,674,228
Materials	1.61%	1,142,792
Total Investments	100.00%	$70,894,549

Average Annual Returns (Unaudited)

For the periods ended June 30, 2016

	Six Month	1 Year	5 Year	10 Year
Class A Shares — with load	(2.22)%	(5.20)%	7.57%	5.18%
Class A Shares — no load	2.40%	(0.74)%	8.57%	5.66%
Class C Shares — with load[1]	1.06%	(2.38)%	7.82%	4.93%
Class C Shares — no load[1]	2.06%	(1.42)%	7.82%	4.93%
S&P 500 Index[2]	3.84%	3.99%	12.10%	7.42%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are very pleased to provide the 2016 Semi-Annual report for the Spirit of America Municipal Tax Free Bond Fund, (“the Fund”). We look forward to the continued inflows and further development of the Fund.

Our many years of experience in the municipal bond market have helped us to pursue a balance between yield and risk. Our goal is to continue seeking current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade or higher.

We appreciate your support of our fund and look forward to your future investment in the Spirit of America Municipal Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	Douglas Revello
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

7

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

In December of 2015, the Federal Reserve raised its benchmark federal-funds rate from near zero to a range between 0.25% and 0.50%. Officials signaled in April and May 2016 that they were getting closer to another increase. However, in June, Fed members decided that it was “prudent to wait” on an interest rate hike until they have additional data on the consequences of Britain’s vote on EU membership. Policymakers discussed the lack of evidence of rising inflation, and cited a severe slowdown in hiring in May by U.S. employers as a reason for leaving interest rates steady.

The latest employment data released by the U.S. Bureau of Labor Statistics shows the total nonfarm payroll employment rose by 287,000 in June, beating expectations to be the largest monthly gain since last October. This was a dramatic increase in comparison to the disappointing May employment increase of only 11,000. The unemployment rate rose by two-tenths of a percentage point to 4.9%, as more people entered the labor force, a sign of confidence in the jobs market.

The U.S. Department of Commerce revised the gross domestic product (GDP) for the 1st quarter of 2016 to a 1.1% annual rate, up from the 0.8% estimate previously reported. Gains in exports and investment in software partially offset weak consumer spending. This is still a lower rate than the 1.4% growth in the 4th quarter of 2015, however retail sales and home sales in April and May suggest the economy has gained momentum in the 2nd quarter.

Market Commentary

Treasuries and municipal bonds fell to generational lows in the first half of 2016 as the Federal Reserve paused from raising rates and concerns over Brexit and global growth fueled a rally into safe-haven assets. The 30-Year US Treasury Yield moved from 2.98% on 1/4/16 to 2.28% 6/30/16. At the same time the 30-Year Tax-Free AAA Municipal Market Data (MMD) yield moved from 2.77% on 1/4/16 to 2.02% on 6/30/16. Municipal issuance amounted to $247 billion over the first half of the year as states and localities have been locking in these low rates and financing capital projects.

Fund Summary

The Spirit of America Municipal Tax Free Bond Fund (“the Fund”) seeks to provide high current income that is exempt from federal income tax, including the alternative minimum tax. The Fund focuses on quality credits in the municipal market. We are pursuing a balance between yield and risk.

As a municipal bond fund, the mandate allows the Fund to invest in lower rated securities; however, we have kept our focus on investing in bonds that are investment grade or higher. Our plan is to continue with this relatively conservative approach to investing in the municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the municipal market. As of June 30, 2016, approximately 94.97% of the portfolio was above investment grade, with 90.88% rated “A” or better. The average rating of holdings in the Fund is AA-/Aa3.

One of the Fund’s goals has been to diversify with respect to geographic location and sector. As of the first six months of the year ended June 2016, the Fund consists of different positions varied across 45 states, 2 territories and the District of Columbia. The holdings range throughout various sectors, including areas such as: general obligations, healthcare, education, industrial development and other public improvement bonds.

While it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where a majority of our clients reside. Additionally, Puerto Rico bonds are exempt from state tax. Due to the struggles Puerto Rico has been facing, the Fund continues to actively manage its Puerto Rico holdings. As of June 30, 2016, Puerto Rico holdings represent 1.55% of the portfolio, down from 1.67% at the end of 2015.

Return Summary

The Fund’s Class A Shares Net Asset Value (NAV) went from $9.57 to $9.89 during the first half of 2016. The Fund is currently at $111.4 million in net assets with 3,562 shareholder accounts as of June 30, 2016.

The Fund had a total return of 5.50% (no load, gross of fees) for the first six months of 2016. This compares to the 4.33% return of its benchmark, the Barclay Municipal Bond Index, for the same period. That result does not take the Fund’s sales

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

charge and expense ratio into account. One of the factors that led the Fund to outperform the index was the longer average maturity of the Fund than the index. Bonds with longer maturities experience greater price movement when interest rates change.

Including the sales charge and expenses, as of June 30, 2016, the Fund’s Class A Shares six month return was 0.01% and the one year return was 3.73%. The Fund’s Class A Shares had an annualized five year return of 4.35% and an annualized return since inception of 4.03%.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s.

The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2016

New York	24.44%	$27,062,895
New Jersey	11.62%	12,865,132
Connecticut	10.06%	11,139,989
Florida	8.41%	9,316,121
Pennsylvania	7.31%	8,096,022
Texas	3.52%	3,900,843
Michigan	3.11%	3,439,123
Indiana	2.74%	3,034,506
California	2.53%	2,802,451
Washington	1.82%	2,013,690
Rhode Island	1.80%	1,988,310
Georgia	1.66%	1,836,894
Maryland	1.57%	1,738,788
New Mexico	1.55%	1,714,489
District of Columbia	1.55%	1,712,123
Puerto Rico	1.55%	1,711,544
Illinois	1.37%	1,516,047
Maine	1.07%	1,181,725
Missouri	0.94%	1,036,582
Massachusetts	0.94%	1,034,935
Louisiana	0.85%	936,773
Nevada	0.82%	908,474
Ohio	0.71%	782,654
North Carolina	0.66%	727,043
Alaska	0.64%	713,435

Iowa	0.60%	$665,444
Colorado	0.56%	615,777
Wisconsin	0.55%	605,787
Wyoming	0.48%	535,545
Virginia	0.47%	521,153
West Virginia	0.46%	503,368
Utah	0.38%	424,531
South Dakota	0.37%	407,039
Oregon	0.34%	376,286
Kentucky	0.34%	373,028
Tennessee	0.32%	349,490
Nebraska	0.27%	299,265
Kansas	0.26%	284,695
Mississippi	0.26%	282,817
Oklahoma	0.25%	271,545
Vermont	0.23%	256,086
Arizona	0.20%	223,554
New Hampshire	0.11%	116,779
Alabama	0.10%	109,282
Virgin Islands	0.10%	109,237
North Dakota	0.10%	104,904
South Carolina	0.05%	54,912
Hawaii	0.04%	46,757
Total Investments	100.00%	$110,747,869

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

For the periods ended June 30, 2016

	Six Month	1 Year	5 Year	Since Inception (February 29, 2008)
Class A Shares — with load	0.01%	3.73%	4.35%	4.03%
Class A Shares — no load	5.03%	8.93%	5.37%	4.64%
Class C Shares — with load[1]	3.53%	6.95%	4.47%	3.75%
Class C Shares — no load[1]	4.53%	7.95%	4.47%	3.75%
Barclays Municipal Bond Index[2]	4.33%	7.65%	5.33%	5.43%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	The Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

11

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the 2016 Semi-Annual Report for the Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of 2016 comes to an end, we couldn’t be more proud and excited about the progress of this fund. Although past performance is no guarantee of future results, the Spirit of America Income Fund has met and exceeded our goals.

We firmly maintain our philosophy that striving for the optimal balance between yield and risk will continue to position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

Your support is sincerely appreciated and we look forward to your continued confidence in the Spirit of America Income Fund.

Sincerely,

David Lerner	Mark Reilly
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

In December 2015, the Federal Reserve raised its benchmark federal-funds rate from near zero to a range between 0.25% and 0.50%. Officials signaled in April and May 2016 that they were getting closer to another increase. However, in June, Fed members decided that it was “prudent to wait” on an interest rate hike until they have additional data on the consequences of Britain’s vote on EU membership. Policymakers discussed the lack of evidence of rising inflation, and cited a severe slowdown in hiring in May by U.S. employers as a reason for leaving interest rates steady.

The latest employment data released by the U.S. Bureau of Labor Statistics shows the total nonfarm payroll employment rose by 287,000 in June, beating expectations to be the largest monthly gain since last October. This was a dramatic increase in comparison to the disappointing May employment increase of only 11,000. The unemployment rate rose by two-tenths of a percentage point to 4.9%, as more people entered the labor force, a sign of confidence in the jobs market.

The U.S. Department of Commerce revised the gross domestic product (GDP) for the 1st quarter of 2016 to a 1.1% annual rate, up from the 0.8% estimate previously reported. Gains in exports and investment in software partially offset weak consumer spending. This is still a lower rate than the 1.4% growth in the 4th quarter of 2015, however retail sales and home sales in April and May suggest the economy has gained momentum in the 2nd quarter.

Market Commentary

Despite the turmoil caused by the Brexit vote in late June, the S&P 500 was up 3.84% and the Dow Jones Industrial Average was up 4.31% for the first six months of 2016. The Nasdaq Composite was down 2.61% over the same time period.

Treasuries and municipal bonds fell to generational lows in the first half of 2016 as the Federal Reserve paused from raising rates and concerns over Brexit and global growth fueled a rally into safe-haven assets. The 30-Year US Treasury Yield moved from 2.98% on 1/4/16 to 2.28% on 6/30/16. At the same time, the MMD Taxable 30-Year AAA yield began the year at 3.89% on 1/4/16 and ended the 2nd quarter at 3.27% on 6/30/16. Municipal issuance amounted to $247 billion over the first half of the year as states and localities have been locking these low rates and financing capital projects.

Fund Summary

The Spirit of America Income Fund (the “Fund”) is the second largest fund of the Spirit of America Family of Funds based on assets under management. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, collateralized mortgage obligations, and master limited partnerships (MLPs).

At the end of the first half of 2016, the Fund had over 75% of its assets in taxable municipal bonds, over 9% in preferred stock, over 7% in corporate bonds, and over 3% in MLPs. We remain diligent in our approach to the market. Here at Spirit of America each and every credit goes through vigorous credit analysis and we have a wealth of knowledge and experience in trading.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. When we began the Fund, we felt the environment was favorable to start an income fund and while past performance is no guarantee of future results; our results have validated that belief.

Return Summary

The Fund had a total return of 8.68% (no load, gross of fees) for the first six months of the year ending June 30, 2016. This compares to the 5.31% return of its benchmark, the Barclays U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

Including the sales charge and expenses, as of June 30, 2016, the Fund’s Class A Shares six month return was 2.97% and the one year return was 3.56%. The Fund’s Class A Shares, which began operations in January 2009, had an annualized five year return of 6.33% and an annualized return since inception of 8.48%.

13

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk with an emphasis on quality.

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2016

Municipal Bonds	75.98%	$169,344,919
Preferred Stocks	9.82%	21,889,939
Corporate Bonds	7.81%	17,408,045
Common Stocks	5.42%	12,086,473
Collateralized Mortgage Obligations	0.15%	324,828
Money Market	0.82%	1,835,539
Total Investments	100.00%	$222,889,743

Average Annual Returns (Unaudited)

For the periods ended June 30, 2016

	Six Month	1 Year	5 Year	Since Inception (December 31, 2008)
Class A Shares — with load	2.97%	3.56%	6.33%	8.48%
Class A Shares — no load	8.09%	8.70%	7.36%	9.19%
Class C Shares — with load[1]	6.60%	6.79%	6.54%	8.37%
Class C Shares — no load[1]	7.60%	7.79%	6.54%	8.37%
Barclays U.S. Aggregate Index[2]	5.31%	6.00%	3.76%	4.50%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	The Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the Semi-Annual Report for The Spirit of America Income and Opportunity Fund, (the “Fund”). The Fund began operations on July 4, 2013.

We hope you are as excited as we are to be a part of our fund. We anticipate the assets in the Fund will continue to grow. The Fund is designed to deliver attractive returns to our investors. Since its inception the Fund has experienced an increase in assets under management and we look forward to continued inflows in the upcoming year.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

We appreciate your support of our fund and look forward to your continued investment in The Spirit of America Income and Opportunity Fund.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

15

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

In December 2015, the Federal Reserve raised its benchmark federal-funds rate from near zero to a range between 0.25% and 0.50%. Officials signaled in April and May 2016 that they were getting closer to another increase. However, in June, Fed members decided that it was “prudent to wait” on an interest rate hike until they have additional data on the consequences of Britain’s vote on EU membership. Policymakers discussed the lack of evidence of rising inflation, and cited a severe slowdown in hiring in May by U.S. employers as a reason for leaving interest rates steady.

The latest employment data released by the U.S. Bureau of Labor Statistics shows the total nonfarm payroll employment rose by 287,000 in June, beating expectations to be the largest monthly gain since last October. This was a dramatic increase in comparison to the disappointing May employment increase of only 11,000. The unemployment rate rose by two-tenths of a percentage point to 4.9%, as more people entered the labor force, a sign of confidence in the jobs market.

The U.S. Department of Commerce revised the gross domestic product (GDP) for the 1st quarter of 2016 to a 1.1% annual rate, up from the 0.8% estimate previously reported. Gains in exports and investment in software partially offset weak consumer spending. This is still a lower rate than the 1.4% growth in the 4th quarter of 2015, however retail sales and home sales in April and May suggest the economy has gained momentum in the 2nd quarter.

Market Commentary

Despite the turmoil caused by the Brexit vote in late June, the S&P 500 was up 3.84% and the Dow Jones Industrial Average was up 4.31% for the first six months of 2016. The Nasdaq Composite was down 2.61% over the same time period.

The Fund invests a portion of its assets in Master Limited Partnerships (MLPs). The Alerian MLP Index (AMZ), a capitalization-weighted composite of 50 energy Master Limited Partnerships, had a total return of 14.71% for the period of December 31, 2015 through June 30, 2016.

Treasuries and municipal bonds fell to generational lows in the first half of 2016 as the Federal Reserve paused from raising rates and concerns over Brexit and global growth fueled a rally into safe-haven assets. The 30-Year US Treasury Yield moved from 2.98% on 1/4/16 to 2.28% on 6/30/16. At the same time, the MMD Taxable 30-Year AAA yield began the year at 3.89% on 1/4/16 and ended the 2nd quarter at 3.27% on 6/30/16. Municipal issuance amounted to $247 billion over the first half of the year as states and localities have been locking these low rates and financing capital projects.

Fund Summary

The Spirit of America Income and Opportunity Fund’s, (the “Fund”) objective is to provide shareholders with current income and the potential for capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio of equity securities, fixed income securities, REIT’s, and master limited partnerships (MLPs).

At the end of the first half of 2016, the Fund had over 39% of its assets invested in taxable municipal bonds, over 19% in preferred stock, over 10% in master limited partnerships (MLPs), over 5% in corporate bonds, and over 25% in non-MLP common stock positions.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience.

Return Summary

The Fund had a total return for the first six months of 2016 of 10.97% (no load, gross of fees) as of June 30, 2016. This compares to the 5.31% return of its benchmark, the Barclays U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

As we mentioned earlier, yields fell on both the long US Treasury Bond and the taxable municipal market over the first six months of 2016. The upward trajectory of the bond market combined with the positive return on MLPs contributed to the Fund’s outperformance.

Including the sales charge and expenses, as of June 30, 2016, the Fund’s Class A Shares had a six month return of 5.02% and a one year return of 0.50%. The Fund’s Class A Shares, which began operations in July 2013, had an annualized return since inception of 2.72% as June 30, 2016.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2016

Municipal Bonds	39.50%	$22,795,057
Common Stocks	35.69%	20,594,594
Preferred Stocks	19.50%	11,249,634
Corporate Bonds	5.22%	3,014,397
Money Market Securities	0.09%	53,435
Total Investments	100.00%	$57,707,117

Average Annual Returns (Unaudited)

For the periods ended June 30, 2016

	Six Month	1 Year	Since Inception (July 8, 2013)
Class A Shares — with load	5.02%	0.50%	2.72%
Class A Shares — no load	10.30%	5.51%	4.41%
Class C Shares — with load[1]	8.53%	3.38%	3.52%
Class C Shares — no load[1]	9.53%	4.38%	3.52%
Barclays U.S. Aggregate Index[2]	5.31%	6.00%	4.45%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

2	The Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

17

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2016 TO JUNE 30, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing cost, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During the	Expense
		January 1, 2016	June 30, 2016	Period[1]	Ratio
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$1,000.00	$1,084.90	$8.14	1.57%
	Hypothetical[2]	$1,000.00	$1,017.06	$7.87	1.57%
Class C	Actual[3]	$1,000.00	$1,090.40	$7.00	2.27%
	Hypothetical[2]	$1,000.00	$1,013.58	$11.36	2.27%
Spirit of America Large Cap Value Fund
Class A	Actual	$1,000.00	$1,024.00	$8.05	1.60%
	Hypothetical[2]	$1,000.00	$1,016.91	$8.02	1.60%
Class C	Actual[3]	$1,000.00	$1,039.30	$6.92	2.30%
	Hypothetical[2]	$1,000.00	$1,013.43	$11.51	2.30%
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$1,000.00	$1,050.30	$4.59	0.90%
	Hypothetical[2]	$1,000.00	$1,020.39	$4.52	0.90%
Class C	Actual[3]	$1,000.00	$1,038.00	$5.26	1.75%
	Hypothetical[2]	$1,000.00	$1,016.16	$8.77	1.75%
Spirit of America Income Fund
Class A	Actual	$1,000.00	$1,080.90	$5.69	1.10%
	Hypothetical[2]	$1,000.00	$1,019.39	$5.52	1.10%
Class C	Actual[3]	$1,000.00	$1,058.40	$5.62	1.85%
	Hypothetical[2]	$1,000.00	$1,015.66	$9.27	1.85%

18	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

		Beginning	Ending	Expenses
		Account	Account	Paid	Annualized
		Value	Value	During the	Expense
		January 1, 2016	June 30, 2016	Period[1]	Ratio
Spirit of America Income and Opportunity Fund
Class A	Actual	$1,000.00	$1,103.00	$6.54	1.25%
	Hypothetical[2]	$1,000.00	$1,018.65	$6.27	1.25%
Class C	Actual[3]	$1,000.00	$1,088.10	$6.16	2.00%
	Hypothetical[2]	$1,000.00	$1,014.92	$10.02	2.00%

1	Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2016 to June 30, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

2	Assumes a 5% annual return before expenses.

3	Information shown reflects values using the expense ratio for the period March 15, 2016 (date of commencement of operations) to June 30, 2016.

19

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.84%

Diversified REITs 2.25%
American Assets Trust, Inc.	10,000	$424,400
STORE Capital Corp.	3,780	111,321
WP Carey, Inc.	30,000	2,082,600
		2,618,321

Energy 5.07%
Cheniere Energy Partners LP	8,100	242,838
Enterprise Products Partners LP	51,802	1,515,727
Magellan Midstream Partners LP	15,000	1,140,000
MPLX LP	22,486	756,204
Spectra Energy Partners LP	7,555	356,445
Sunoco Logistics Partners LP	7,500	215,625
Sunoco LP	5,650	169,218
USA Compression Partners LP	50,000	733,000
Western Gas Partners LP	14,980	754,992
		5,884,049

Financials 0.44%
NorthStar Asset Management Group, Inc.	50,000	510,500

Health Care REITs 3.58%
Global Medical REIT, Inc.	10,000	101,100
Ventas, Inc.	37,650	2,741,673
Welltower, Inc.	17,300	1,317,741
		4,160,514

Hotel & Resort REITs 9.60%
Apple Hospitality REIT, Inc.	56,138	1,055,956
Ashford Hospitality Prime, Inc.	33,100	468,034
Ashford Hospitality Trust, Inc.	115,125	618,221
Chesapeake Lodging Trust	33,200	771,900
DiamondRock Hospitality Co.	230,600	2,082,318
FelCor Lodging Trust, Inc.	248,726	1,549,563
HCP, Inc.	25,618	906,365
Hersha Hospitality Trust	80,000	1,372,000
Pebblebrook Hotel Trust	77,650	2,038,312
Sotherly Hotels, Inc.	52,000	293,280
		11,155,949

Industrial REITs 4.99%
DCT Industrial Trust, Inc.	14,214	682,841
Prologis, Inc.	100,000	4,904,000
STAG Industrial, Inc.	8,800	209,528
		5,796,369

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Mortgage REITs 3.19%
Blackstone Mortgage Trust, Inc.	45,000	$1,245,150
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,567	1,805,047
Starwood Property Trust, Inc.	31,550	653,716
		3,703,913

Office REITs 11.05%
Boston Properties, Inc.	24,000	3,165,600
City Office REIT, Inc.	127,258	1,651,809
Hudson Pacific Properties, Inc.	88,300	2,576,594
Kilroy Realty Corp.	32,365	2,145,476
SL Green Realty Corp.	21,550	2,294,428
Vornado Realty Trust	10,000	1,001,200
		12,835,107

Residential REITs 22.41%
American Campus Communities, Inc.	13,500	713,745
Apartment Investment & Management Co.	62,280	2,750,285
AvalonBay Communities, Inc.	18,290	3,299,333
Camden Property Trust	25,000	2,210,500
Education Realty Trust, Inc.	26,625	1,228,477
Equity LifeStyle Properties, Inc.	13,550	1,084,677
Equity Residential	37,615	2,590,921
Essex Property Trust, Inc.	17,521	3,996,365
Mid-America Apartment Communities, Inc.	41,972	4,465,821
Sun Communities, Inc.	18,200	1,394,848
UDR, Inc.	62,306	2,300,338
		26,035,310

Retail REITs 17.07%
Federal Realty Investment Trust	40,000	6,622,000
General Growth Properties, Inc.	34,900	1,040,718
Kimco Realty Corp.	56,319	1,767,290
Realty Income Corp.	4,630	321,137
Regency Centers Corp.	20,000	1,674,600
Simon Property Group, Inc.(a)	38,775	8,410,297
		19,836,042

Specialized REITs 17.19%
CoreSite Realty Corp.	40,000	3,547,600
CubeSmart	20,000	617,600
CyrusOne, Inc.	25,000	1,391,500
Digital Realty Trust, Inc.	51,970	5,664,210
DuPont Fabros Technology, Inc.	10,000	475,400
Extra Space Storage, Inc.	25,000	2,313,500
QTS Realty Trust, Inc., Class A	47,000	2,631,060
Sovran Self Storage, Inc.	31,700	3,325,964
		19,966,834
Total Common Stocks (Cost $75,240,190)		112,502,908

21

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 2.24%

Diversified Banks 0.09%
Wells Fargo & Co., Series W, 5.70%	4,000	$106,040

Hotel & Resort REITs 0.04%
Hersha Hospitality Trust, Series D, 6.50%	2,000	50,580

Retail REITs 0.61%
National Retail Properties, Inc., Series E, 5.70%	26,364	703,919

Specialized REITs 1.50%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	173,700
Digital Realty Trust, Inc., Series I, 6.35%	10,000	265,500
Digital Realty Trust, Inc., Series E, 7.00%	6,000	152,580
Public Storage, Series Z, 6.00%	6,000	169,140
Public Storage, Series W, 5.20%	6,000	156,720
Public Storage, Series C, 5.13%	2,000	51,760
Public Storage, Series B, 5.40%	29,200	776,136
		1,745,536
Total Preferred Stocks (Cost $2,474,803)		2,606,075

Municipal Bonds 0.50%
Franklin County Convention Facilities Authority, 6.54%, 12/1/36	140,000	180,293
Miami-Dade County Educational Facilities Authority, 5.07%, 4/1/50	100,000	119,686
Port Authority of New York & New Jersey, 4.82%, 6/1/45	250,000	276,193
Total Municipal Bonds (Cost $540,610)		576,172

Money Market 0.21%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.48%(b)	240,862	240,862
Total Money Market
(Cost $240,862)		240,862

Total Investments — 99.79%
(Cost $78,496,465)		115,926,017
Other Assets in Excess of Liabilities — 0.21%		245,248

NET ASSETS — 100.00%		$116,171,265

(a)	All or a portion of the security is held as collateral for written options.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2016.

REIT - Real Estate Investment Trust

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF WRITTEN OPTIONS	JUNE 30, 2016 (UNAUDITED)

	Contracts	Market Value
Written Call Options (0.00)%
Simon Property Group, Inc./ July 2016/ Strike Price $220.00(a)*	(24)	$(3,900)
Total Written Call Options (Premiums Received $6,167)		$(3,900)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

23

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Common Stocks 94.53%

Consumer Discretionary 11.23%
CBS Corp., Class B	8,100	$440,964
Comcast Corp., Class A	14,000	912,660
Home Depot, Inc. (The)	18,600	2,375,034
McDonald’s Corp.	9,380	1,128,789
Ross Stores, Inc.	6,200	351,478
Walt Disney Co. (The)	22,000	2,152,040
Wyndham Worldwide Corp.	8,700	619,701
		7,980,666

Consumer Staples 9.92%
Altria Group, Inc.	25,700	1,772,272
Coca-Cola Co.(The)	15,700	711,681
ConAgra Foods, Inc.	6,900	329,889
Kimberly-Clark Corp.	8,000	1,099,840
Kraft Heinz Co. (The)	2,999	265,352
PepsiCo, Inc.	9,150	969,351
Philip Morris International, Inc.	9,400	956,168
Procter & Gamble Co. (The)	3,700	313,279
Rite Aid Corp.*	16,000	119,840
Walgreens Boots Alliance, Inc.	3,000	249,810
Wal-Mart Stores, Inc.	3,624	264,624
		7,052,106

Energy 6.76%
Boardwalk Pipeline Partners LP	13,000	226,850
Chevron Corp.	6,600	691,878
ConocoPhillips	5,550	241,980
EOG Resources, Inc.	4,700	392,074
Exxon Mobil Corp.	19,500	1,827,930
Halliburton Co.	7,100	321,559
Schlumberger Ltd.	6,375	504,135
Tesoro Corp.	2,000	149,840
Valero Energy Corp.	8,700	443,700
		4,799,946

Financials 9.15%
American Express Co.	10,000	607,600
Bank of America Corp.	30,300	402,081
Blackstone Group LP (The)	14,200	348,468
Citigroup, Inc.	12,300	521,397
CME Group, Inc.	1,100	107,140
FNF Group, Class A	2,500	93,750
Goldman Sachs Group, Inc.(The)	3,265	485,114
Hartford Financial Services Group, Inc.(The)	14,000	621,320
JPMorgan Chase & Co.	14,977	930,671
MetLife, Inc.	10,875	433,151
Prudential Financial, Inc.	6,000	428,040
Travelers Cos., Inc.(The)	4,500	535,680

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
U.S. Bancorp	9,700	$391,201
Wells Fargo & Co.	12,556	594,275
		6,499,888

Health Care 15.75%
AbbVie, Inc.	7,700	476,707
Aetna, Inc.	3,800	464,094
Allergan PLC*	3,300	762,597
Amgen, Inc.	3,250	494,488
Bristol-Myers Squibb Co.	8,700	639,885
Gilead Sciences, Inc.	8,000	667,360
Humana, Inc.	3,000	539,640
Johnson & Johnson	8,810	1,068,653
McKesson Corp.	5,000	933,250
Medtronic PLC	10,229	887,570
Merck & Co., Inc.	15,500	892,955
Mylan NV*	5,800	250,792
Pfizer, Inc.	16,900	595,049
Quest Diagnostics, Inc.	4,500	366,345
Thermo Fisher Scientific, Inc.	2,700	398,952
UnitedHealth Group, Inc.	12,400	1,750,880
		11,189,217

Industrials 6.44%
3M Co.	5,650	989,428
Boeing Co.(The)	5,200	675,324
Caterpillar, Inc.	3,000	227,430
CSX Corp.	10,000	260,800
General Electric Co.	32,881	1,035,094
Honeywell International, Inc.	6,200	721,184
Masco Corp.	5,000	154,700
Tyco International PLC	7,700	328,020
United Technologies Corp.	1,800	184,590
		4,576,570

Information Technology 19.87%
Accenture PLC, Class A	3,000	339,870
Adobe Systems, Inc.*	4,200	402,318
Apple, Inc.	25,200	2,409,120
Applied Materials, Inc.	17,800	426,666
Cisco Systems, Inc.	24,500	702,905
Cognizant Technology Solutions Corp., Class A*	10,100	578,124
Corning, Inc.	13,200	270,336
EMC Corp.	7,000	190,190
Hewlett Packard Enterprise Co.	11,000	200,970
HP, Inc.	11,000	138,050
Intel Corp.	26,400	865,920
International Business Machines Corp.	2,858	433,787
MasterCard, Inc., Class A	6,900	607,614
Microsoft Corp.	34,450	1,762,806

25

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
NetApp, Inc.	3,000	$73,770
Oracle Corp.	24,800	1,015,064
Paychex, Inc.	6,200	368,900
QUALCOMM, Inc.	8,800	471,416
Symantec Corp.	21,100	433,394
Texas Instruments, Inc.	16,525	1,035,291
Visa, Inc.(a)	18,800	1,394,396
		14,120,907

Materials 1.61%
Dow Chemical Co.(The)	8,650	429,992
EI du Pont de Nemours & Co.	11,000	712,800
		1,142,792

Real Estate Investment Trusts 8.12%
American Campus Communities, Inc.	18,450	975,452
Apartment Investment & Management Co., Class A	2,500	110,400
Apple Hospitality REIT, Inc.	11,600	218,196
DiamondRock Hospitality Co.	10,000	90,300
Digital Realty Trust, Inc.	8,400	915,516
Education Realty Trust, Inc.	29,750	1,372,665
Essex Property Trust, Inc.	500	114,045
Healthcare Realty Trust, Inc.	5,000	174,950
Invesco Mortgage Capital, Inc.	7,000	95,830
Pebblebrook Hotel Trust	3,900	102,375
Prologis, Inc.	5,000	245,200
Public Storage	1,400	357,826
Simon Property Group, Inc.	2,600	563,940
Spirit Realty Capital, Inc.	34,000	434,180
		5,770,875

Telecommunication Services 3.55%
AT&T, Inc.	30,750	1,328,707
CenturyLink, Inc.	1,800	52,218
Verizon Communications, Inc.	20,440	1,141,370
		2,522,295

Utilities 2.13%
American Electric Power Co., Inc.	1,750	122,658
NextEra Energy, Inc.	4,100	534,640
WEC Energy Group, Inc.	13,100	855,430
		1,512,728
Total Common Stocks (Cost $41,632,703)		67,167,990

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 5.24%

Consumer Staples 0.16%
CHS, Inc., Series 3, 6.75%	2,000	$57,000
CHS, Inc., Series 4, 7.50%	2,000	57,480
		114,480

Energy 0.35%
Callon Petroleum Co., Series A, 10.00%	5,000	249,650

Financials 2.64%
Aegon NV, 8.00%	3,000	83,430
American Financial Group, Inc., 6.00%	5,300	142,464
AmTrust Financial Services, Inc., 7.50%	2,500	64,775
Ares Management LP, Series A, 7.00%	2,500	64,025
Bank of America Corp., Series EE, 6.00%	2,500	65,100
Bank of America Corp., Series W, 6.63%	2,000	54,800
BGC Partners, Inc., 8.13%	5,000	134,700
Capital One Financial Corp., Series D, 6.70%	2,000	56,600
Charles Schwab Corp. (The), Series C, 6.00%	2,000	54,560
Citigroup, Inc., Series L, 6.88%	3,000	83,280
Hancock Holding Co., 5.95%	2,500	64,400
Hercules Capital, Inc., 6.25%	2,000	51,040
JPMorgan Chase & Co., Series BB, 6.15%	4,000	107,000
JPMorgan Chase & Co., Series T, 6.70%	2,000	56,480
JPMorgan Chase & Co., Series Y, 6.13%	4,000	107,200
KKR & Co LP, Series B, 6.50%	2,000	51,320
KKR Financial Holdings LLC, Series A, 7.38%	3,000	82,650
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	168,980
Oxford Lane Capital Corp., 8.13%	2,000	50,500
Prospect Capital Corp., 6.25%	4,000	98,680
Torchmark Corp., 6.13%	5,000	132,150
Wells Fargo & Co., Series W, 5.70%	4,000	106,040
		1,880,174

Health Care 0.10%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	70,735

Information Technology 0.15%
eBay, Inc., 6.00%	4,000	106,280

Real Estate Investment Trusts 0.86%
American Capital Agency Corp., 7.75%	6,000	152,520
Digital Realty Trust, Inc., Series H, 7.38%	5,000	144,750
Digital Realty Trust, Inc., Series I, 6.35%	2,500	66,375
Hersha Hospitality Trust, Series D, 6.50%	3,000	75,870
LaSalle Hotel Properties, Series J, 6.30%	2,500	64,650
Public Storage, Series B, 5.40%	4,000	106,320
		610,485

27

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Telecommunication Services 0.75%
Qwest Corp., 6.63%	2,500	$64,275
Qwest Corp., 6.88%	2,000	52,340
Qwest Corp., 7.00%	2,500	66,450
Qwest Corp., 7.00%	5,000	130,350
Telephone & Data Systems, Inc., 7.00%	4,000	102,640
United States Cellular Corp., 7.25%	2,500	64,300
United States Cellular Corp., 7.25%	2,000	52,900
		533,255

Utilities 0.23%
DTE Energy Co., Series B, 5.38%	2,000	52,040
Entergy New Orleans, Inc., 5.50%	2,000	53,700
Southern Co./The, 6.25%	2,000	55,760
		161,500
Total Preferred Stocks
(Cost $3,528,977)		3,726,559

Total Investments — 99.77%
(Cost $45,161,680)		70,894,549
Other Assets in Excess of Liabilities — 0.23%		160,513

NET ASSETS — 100.00%		$71,055,062

(a)	All or a portion of the security is held as collateral for written options.
*	Non-income producing security.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF WRITTEN OPTIONS	JUNE 30, 2016 (UNAUDITED)

	Contracts	Market Value
Written Call Options (0.00)%
Visa, Inc./ July 2016/ Strike Price $79.00(a)*	(50)	$(950)
Total Written Call Options (Premiums Received $3,598)		$(950)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

29

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.40%

Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$109,282

Alaska 0.64%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	106,881
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	106,524
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Callable 08/18/16 @ 100, (OID), 5.00%, 06/01/32	500,000	500,030
		713,435

Arizona 0.20%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	111,238
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,316
		223,554

California 2.52%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	309,147
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	106,870
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	56,197
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	283,595
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, 5.00%, 08/01/33	250,000	307,727
State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	318,342
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	113,927
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	542,905
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	250,000	288,035
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	294,802
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	158,395
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,509
		2,802,451

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Colorado 0.55%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$100,000	$114,562
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 09/02/16 @ 100, (OID), 6.00%, 12/01/33	500,000	501,215
		615,777

Connecticut 10.00%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	259,393
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	265,785
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	263,328
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	236,289
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	109,569
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	159,066
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	807,210
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/25 @ 100, 3.25%, 11/15/36	250,000	258,888
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	261,615
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	266,738
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	536,350
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	532,350
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	150,000	162,824
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	118,155
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	100,000	107,313
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	540,275
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	113,659
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/26 @ 100, 5.00%, 07/01/34	250,000	307,162
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	140,216
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	111,953
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	265,785
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	561,995

31

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/21 @ 100, 5.00%, 07/01/32	$440,000	$493,456
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	108,581
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	559,160
State of Connecticut, General Obligation Unlimited, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	315,907
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	441,840
State of Connecticut, General Obligation Unlimited, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	307,905
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	619,115
State of Connecticut, General Obligation Unlimited, 5.00%, 06/15/24	250,000	309,577
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	274,700
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	542,455
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	116,498
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	308,047
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	299,950
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,880
		11,139,989

District of Columbia 1.54%
District of Columbia, Hospital Improvements, Revenue Bonds, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	505,000	552,202
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	350,138
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	309,730
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	188,268
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	311,785
		1,712,123

Florida 8.36%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, 4.75%, 06/01/20	150,000	171,414
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	142,603
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	120,311
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	561,415
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,199,010
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	125,421

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	$250,000	$283,967
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	274,452
County of Miami-Dade, FL Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	174,948
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	186,437
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	288,615
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	114,971
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	154,547
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	83,814
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	118,150
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	118,517
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	595,920
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	233,006
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	251,518
JEA Electric System Revenue, Revenue Bonds, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	505,595
JEA Water & Sewer System Revenue, Revenue Bonds, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	530,574
JEA Water & Sewer System Revenue, Revenue Bonds, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	257,023
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 04/01/31	260,000	355,394
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	461,244
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	181,598
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	53,142
School Board of Miami-Dade County/The, Certificate of Participation, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,460,000	1,655,976
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	116,539
		9,316,121

Georgia 1.65%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	281,975
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	377,552

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Callable 05/01/25 @ 100, 5.00%, 11/01/34	$200,000	$248,104
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	282,377
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	109,862
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	181,041
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	59,603
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	296,380
		1,836,894

Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	46,757

Illinois 1.36%
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	195,169
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	120,778
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	265,725
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	241,385
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	299,837
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	278,440
University of Illinois, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	114,713
		1,516,047

Indiana 2.72%
Indiana Finance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	296,718
Indiana Finance Authority, Refunding Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	115,000	129,941
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	281,367
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,326,480
		3,034,506

Iowa 0.60%
Iowa Finance Authority, Revenue Bonds, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	342,549
State of Iowa, Revenue Bonds, Callable 06/01/26 @ 100, 5.00%, 06/01/27	250,000	322,895
		665,444

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Kansas 0.26%
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	$35,000	$39,032
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	215,000	245,663
		284,695

Kentucky 0.33%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	373,028

Louisiana 0.84%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	532,675
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	117,573
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	286,525
		936,773

Maine 1.06%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	527,105
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	273,143
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	104,601
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	106,247
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	106,549
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	64,080
		1,181,725

Maryland 1.56%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	261,068
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	497,216
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	555,090
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	66,124
Montgomery County Housing Opportunities Commission, Revenue Bonds, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	359,290
		1,738,788

Massachusetts 0.93%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	55,000	59,393
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	125,000	134,994

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	$130,000	$143,819
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 4.25%, 07/01/18	150,000	157,982
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	193,485
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	107,542
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	107,533
Massachusetts School Building Authority, Revenue Bonds, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	130,187
		1,034,935

Michigan 3.09%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Callable 09/02/16 @ 100, 6.00%, 12/01/35	500,000	500,150
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	116,486
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	871,192
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	773,133
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	25,000	26,617
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	259,265
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	600,105
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	292,175
		3,439,123

Mississippi 0.25%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	282,817

Missouri 0.93%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	301,601
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	105,317
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	544,425
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	80,000	85,239
		1,036,582

Nebraska 0.27%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	299,265

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Nevada 0.82%
City of Reno, NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$50,000	$54,062
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, (Ginnie Mae), 4.40%, 04/01/27	45,000	46,752
Nevada System of Higher Education, Certificate Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	807,660
		908,474

New Hampshire 0.10%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	116,779

New Jersey 11.55%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	283,280
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	195,608
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,116,460
New Jersey Economic Development Authority, Refunding Revenue Bonds, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	1,013,858
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	107,728
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	331,359
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	300,897
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	609,626
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	241,904
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	297,429
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	109,428
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	71,934
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/28	180,000	196,601
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.50%, 11/01/36	500,000	517,500
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 04/01/19 @ 100, 5.00%, 10/01/34	80,000	83,239
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.90%, 11/01/50	175,000	183,001
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Callable 12/15/24 @ 100, 5.00%, 06/15/32	750,000	848,572
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	675,000	740,637
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	150,000	166,224

37

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 06/15/21	$150,000	$167,624
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	244,710
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	250,000	274,730
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,099,520
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	240,822
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	601,100
New Jersey Turnpike Authority, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	602,630
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	900,060
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	277,862
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	263,395
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	264,123
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	525,000	513,271
		12,865,132

New Mexico 1.54%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	497,479
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	248,535
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	533,555
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	130,000	135,038
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	210,000	217,730
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	82,152
		1,714,489

New York 24.29%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	225,934
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	299,230
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	61,299
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	143,134
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	278,730

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/36	$250,000	$293,337
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	112,479
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	286,405
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,227,070
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/26 @ 100, 4.00%, 11/15/34	200,000	226,054
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	120,200
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	592,855
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	646,945
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	312,675
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	603,170
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	602,785
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	292,775
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	62,463
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	587,590
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	298,242
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	533,175
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	272,795
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	275,535
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, 5.00%, 05/01/20	150,000	171,155
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	274,392
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	266,453
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	109,018
New York City Housing Development Corp., Refunding Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	270,128
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	109,577
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	728,169
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/02/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,195

39

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/02/16 @ 100, (FGIC), 5.00%, 03/01/46	$1,500,000	$1,507,950
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/02/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	145,938
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/02/16 @ 100, 5.00%, 03/01/36	115,000	115,699
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	316,120
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	612,635
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/26 @ 100, (State Aid Withholding), 5.00%, 07/15/31	750,000	948,712
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	277,535
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	32,100
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	580,655
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,251,460
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	125,220
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	119,614
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	127,904
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	293,130
New York City Water & Sewer System, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/45	700,000	827,414
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	387,767
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	288,912
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	47,519
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	118,555
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	226,400
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	566,130
New York State Dormitory Authority, School Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	184,477
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	294,034
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	115,471
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	200,262
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	816,720
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	474,224
New York State Environmental Facilities Corp, Revenue Bonds, Callable 06/15/26 @ 100, 4.00%, 06/15/36	250,000	287,335
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	108,544

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 11/01/34	$250,000	$267,490
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	219,157
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	217,468
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	160,673
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	546,860
New York State Thruway Authority, Revenue Bonds, Callable 01/01/26 @ 100, 4.00%, 01/01/37	100,000	113,502
New York State Urban Development Corp., Public Improvements, Revenue Bonds, 5.00%, 03/15/20	100,000	115,089
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	500,810
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	500,810
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	260,425
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	258,925
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,051,670
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	53,424
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	129,239
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	313,715
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	384,524
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/21	50,000	60,351
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/23	100,000	126,363
		27,062,895

North Carolina 0.65%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	109,990
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	273,048
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	221,598
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	122,407
		727,043

North Dakota 0.09%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	104,904

Ohio 0.70%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	82,104
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	420,118

41

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	$250,000	$280,432
		782,654

Oklahoma 0.24%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	271,545

Oregon 0.34%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	115,101
Oregon Health & Science University, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	41,811
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	219,374
		376,286

Pennsylvania 7.27%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	601,370
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	156,068
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 8/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	220,825
City of Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Limited, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	751,245
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	588,985
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	290,138
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	105,302
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	113,152
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	111,736
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/35	125,000	157,986
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/34	190,000	240,935
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/36	100,000	125,972
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,324,920
Pennsylvania Turnpike Commission, Revenue Bonds, (AGM), 5.25%, 07/15/28	150,000	201,495
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	589,010
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	566,100
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	113,583
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	284,135

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	$500,000	$553,065
		8,096,022

Puerto Rico 1.54%
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 09/02/16 @ 100, (OID), 6.13%, 07/01/33	100,000	65,250
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	104,630
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	202,400
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 09/02/16 @ 100, 5.00%, 07/01/18	250,000	162,500
Commonwealth of Puerto Rico, General Obligation Unlimited (NATL-RE), 5.50%, 07/01/19	500,000	525,220
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 07/01/22	250,000	181,875
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	109,844
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	60,875
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Callable 09/02/16 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	153,750
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	145,200
		1,711,544

Rhode Island 1.78%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	105,000	110,987
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	241,841
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	527,720
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	277,265
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	236,466
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	554,295
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	39,736
		1,988,310

South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	54,912

43

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

South Dakota 0.37%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 3.13%, 11/01/36	$150,000	$152,861
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 2.45%, 05/01/27	250,000	254,178
		407,039

Tennessee 0.31%
City of Memphis, TN, General Obligation Unlimited, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	121,002
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	228,488
		349,490

Texas 3.50%
City of Houston, TX, Refunding Revenue Bonds, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	588,015
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	550,485
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	267,788
Harris County Cultural Education Facilities Finance Corp, Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 11/15/30	1,130,000	1,271,996
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	135,655
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	195,428
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	118,545
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	270,933
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, (OID), 4.50%, 09/01/19	100,000	110,342
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	112,770
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	50,910
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	114,179
Texas A&M University, Refunding Revenue Bonds, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	113,797
		3,900,843

Utah 0.38%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	300,487
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.25%, 01/01/25	40,000	43,288
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.75%, 01/01/33	75,000	80,756
		424,531

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 08/15/22 @ 100, 3.75%, 08/15/37	$245,000	$256,086

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	109,237

Virginia 0.47%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, 4.50%, 10/01/45	215,000	230,916
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	290,237
		521,153

Washington 1.81%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,155,520
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	281,605
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	576,565
		2,013,690

West Virginia 0.45%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	227,098
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	276,270
		503,368

Wisconsin 0.54%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	100,507
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	402,028
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (OID), 5.63%, 11/01/35	95,000	103,252
		605,787

Wyoming 0.48%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 06/01/24 @ 100, 3.70%, 06/01/39	500,000	535,545

45

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value
Total Municipal Bonds (Cost $101,934,118)		$110,747,869

Total Investments — 99.40%
(Cost $101,934,118)		110,747,869
Other Assets in Excess of Liabilities — 0.60%		672,561

NET ASSETS — 100.00%		$111,420,430

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

GO - General Obligation

GTD - Guaranteed

INS - Insured

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.15%
CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$59,541	$53,280
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	64,368	57,600
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	215,304	213,948
Total Collateralized Mortgage Obligations (Cost $230,866)		324,828

Municipal Bonds 75.38%

Alabama 2.65%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, 5.50%, 11/15/43	4,000,000	4,540,520
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	830,444
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	579,580
		5,950,544

Arizona 1.37%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	225,000	262,177
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,558,107
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,249,703
		3,069,987

California 7.53%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	602,259
Bay Area Toll Authority, Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,605,620
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, 6.92%, 04/01/40	250,000	364,760
City & County of San Francisco CA, General Obligation Unlimited, 6.26%, 06/15/30	450,000	614,272
City of Tulare, CA Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,176,560
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, 6.01%, 08/01/26	1,000,000	1,237,630
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	215,316
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	594,580
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	735,355
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, (OID), 8.50%, 09/01/20	500,000	577,490
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,674,272
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	622,430
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,271,850
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	672,775
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,390,200
University of California, Revenue Bonds, 4.13%, 05/15/45	1,000,000	1,115,330

47

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 05/15/27	$250,000	$272,920
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	510,000	630,844
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 08/01/30	1,250,000	1,533,512
		16,907,975

Colorado 0.98%
Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	275,168
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	277,725
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,366,420
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	275,818
		2,195,131

Connecticut 1.23%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,174,640
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	567,775
State of Connecticut, General Obligation Unlimited, 5.85%, 03/15/32	780,000	1,026,207
		2,768,622

District of Columbia 0.25%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	571,555

Florida 5.87%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	224,450
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	111,444
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,568,987
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	325,815
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	287,675
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	478,234
City of Tallahassee FL Utility System Revenue, Revenue Bonds, 5.22%, 10/01/40	300,000	380,529
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	578,155
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,388,690

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/01/29	$250,000	$303,900
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	825,532
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 07/01/32	500,000	594,305
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,139,600
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	196,495
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,740,705
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,126,100
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	297,703
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	1,000,000	1,117,850
Town of Davie, FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	297,340
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	205,746
		13,189,255

Georgia 2.61%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 01/01/26 @ 100, (GTD), 4.50%, 01/01/47	600,000	649,386
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	3,074,325
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,139,560
		5,863,271

Hawaii 0.73%
State of Hawaii, General Obligation Unlimited, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,635,919

Idaho 0.41%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	915,111

Illinois 3.10%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	164,973
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	540,815
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	329,845
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	908,729
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,109,700

49

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	$570,000	$657,409
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	289,713
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,881,015
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.13%, 12/01/30	500,000	583,840
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	507,968
		6,974,007

Indiana 1.39%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,066,720
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,065,230
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	996,896
		3,128,846

Kansas 0.69%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	438,805
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,116,520
		1,555,325

Kentucky 1.30%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	279,260
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/01/25	400,000	465,244
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,090,810
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,086,040
		2,921,354

Louisiana 1.46%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	534,855
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,074,430
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,662,938
		3,272,223

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts 0.62%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	$220,000	$260,988
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	947,040
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	185,158
		1,393,186

Michigan 2.64%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	546,130
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	238,810
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	270,615
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	269,143
Michigan Finance Authority, Revenue Bonds, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	262,488
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 05/01/21 @ 100, 6.20%, 05/01/22	490,000	543,944
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	569,710
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 06/01/34	2,595,000	2,519,044
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	542,351
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	162,033
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,461
		5,929,729

Mississippi 0.84%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	845,572
State of Mississippi, Refunding Bonds, General Obligation Unlimited, 3.43%, 10/01/29	1,000,000	1,052,030
		1,897,602

Missouri 2.69%
City of Kansas City, MO, Revenue Bonds, 7.83%, 04/01/40	2,500,000	3,410,175
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	266,105
City of St Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	297,457
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,420,190
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	646,541
		6,040,468

51

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Nebraska 0.65%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	$200,000	$234,106
Omaha Public Power District, Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,222,280
		1,456,386

Nevada 2.83%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,312,025
County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,203,640
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	352,340
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,192,419
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,064,166
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	235,466
		6,360,056

New Jersey 2.65%
Essex County Improvement Authority, Refunding Revenue Bonds, Callable 09/02/16 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	501,080
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	548,570
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	544,590
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,127,720
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	395,066
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	378,357
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	582,905
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,878,220
		5,956,508

New York 10.21%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	578,875
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	122,519
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	291,263
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	577,470
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	185,749
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	576,370

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/01/24	$500,000	$609,420
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	245,798
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,464,700
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/39	400,000	546,904
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	165,021
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	538,851
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	610,195
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,118,644
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,166,405
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,697,500
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, 5.90%, 03/01/46	680,000	772,997
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	599,580
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	721,640
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	815,000	1,081,065
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	571,085
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,096,180
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	230,064
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	537,880
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	1,000,000	1,039,490
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,104,770
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,292,216
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	200,319
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	201,372
		22,944,342

North Carolina 0.12%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	265,061

53

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Ohio 3.83%
American Municipal Power, Inc., Revenue Bonds, 6.27%, 02/15/50	$1,350,000	$1,769,620
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	666,109
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	560,310
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,985,188
Cincinnati City School District, Refunding Bonds, Certificate Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	204,970
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,317,970
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	671,850
Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	268,640
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	132,864
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	519,430
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	210,006
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	293,970
		8,600,927

Oklahoma 0.25%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	557,145

Oregon 0.12%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	283,793

Pennsylvania 1.49%
Pennsylvania Turnpike Commission, Revenue Bonds, 6.38%, 12/01/37	230,000	296,948
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 04/15/28	630,000	754,885
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	530,610
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, (AGM), 6.61%, 09/01/24	300,000	366,153
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,240,850
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	170,750
		3,360,196

Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	104,256

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

South Carolina 0.12%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	$250,000	$268,660

South Dakota 0.20%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	450,912

Tennessee 2.46%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,644,555
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,804,500
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.29%, 07/01/27	500,000	534,395
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 07/01/28	500,000	536,075
		5,519,525

Texas 6.12%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,078,555
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	854,175
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	520,330
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	286,100
County of Bexar, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	572,420
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	2,139,765
Dallas County Hospital District, General Obligation Ltd, 5.62%, 08/15/44	520,000	696,478
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	275,978
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,206,020
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,036,540
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	342,862
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,412,960
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	987,727
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	803,130
Texas A&M University, Revenue Bonds, Callable 05/15/26 @ 100, 4.11%, 05/15/45	500,000	530,840
		13,743,880

55

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Utah 0.25%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	$500,000	$553,380

Virgin Islands 0.93%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,137,300
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	956,416
		2,093,716

Virginia 2.29%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Callable 08/18/16 @ 100, (OID), 6.71%, 06/01/46	6,085,000	5,140,547

Washington 1.06%
City of Seattle, WA Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	315,717
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 09/01/30	250,000	300,385
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	788,401
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	663,770
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	310,180
		2,378,453

West Virginia 0.92%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 06/01/47	2,170,000	2,068,856

Wisconsin 0.47%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,058,210
Total Municipal Bonds (Cost $150,217,116)		169,344,919

	Shares

Common Stocks 5.38%

Energy 3.99%
Buckeye Partners LP	10,590	744,795
Cone Midstream Partners LP	8,500	147,390
Enbridge Energy Partners LP	34,519	800,841
Energy Transfer Partners LP	33,631	1,280,332
EnLink Midstream Partners LP	33,865	563,175
Enterprise Products Partners LP	34,400	1,006,544
Global Partners LP	7,215	98,918

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Energy (cont.)
Magellan Midstream Partners LP	4,700	$357,200
MPLX LP	26,000	874,380
Plains All American Pipeline LP	3,200	87,968
Spectra Energy Partners LP	14,000	660,520
Targa Resources Corp.	12,739	536,821
TC PipeLines LP	10,695	612,396
Tesoro Logistics LP	6,405	317,240
USA Compression Partners LP	12,796	187,589
Western Gas Partners LP	13,750	693,000
		8,969,109

Financials 0.08%
Blackstone Group LP/The	7,100	174,234

Real Estate Investment Trusts 1.19%
Apple Hospitality REIT, Inc.	22,539	423,959
Blackstone Mortgage Trust, Inc.	11,565	320,004
City Office REIT, Inc.	20,000	259,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,792	1,680,307
		2,683,870

Telecommunication Services 0.12%
AT&T, Inc.	6,000	259,260
Total Common Stocks
(Cost $9,991,157)		12,086,473

	Principal Amount

Corporate Bonds 7.75%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	215,000
DDR Corp., 7.50%, 07/15/18	500,000	551,968
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,122,462
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	1,000,408
Duke Realty LP, 4.38%, 06/15/22	250,000	271,989
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	107,251
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	421,008
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	375,970
General Electric Co., 5.00%, 12/29/49 (b)	1,765,000	1,874,871
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	592,302
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,670,381
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	503,506
Kilroy Realty LP, 4.80%, 07/15/18	100,000	105,111
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	263,057
MetLife Capital Trust X, 9.25%, 04/08/38 (a)	1,500,000	2,062,219
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,557,000
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	401,956
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	602,500
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	1,089,389
Qwest Corp., 7.13%, 11/15/43	1,000,000	975,000
Simon Property Group LP, 10.35%, 04/01/19	150,000	182,772

57

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds (cont.)
SL Green Realty Corp., 7.75%, 03/15/20	$1,000,000	$1,170,003
Valero Energy Corp., 8.75%, 06/15/30	224,000	291,922
Total Corporate Bonds (Cost $16,386,372)		17,408,045

	Shares

Preferred Stocks 9.74%

Financials 2.56%
Aegon NV, 8.00%	12,900	358,749
Aflac, Inc., 5.50%	8,850	235,764
American Financial Group, Inc., 6.00%	8,700	233,856
Aviva PLC, 8.25%	12,990	341,767
Bank of New York Mellon Corp./The, 5.20%	8,700	230,463
First Republic Bank, 5.70%	9,000	243,000
Hancock Holding Co., 5.95%	3,700	95,312
JPMorgan Chase & Co, 5.45%	4,480	117,062
JPMorgan Chase & Co., 6.30%	8,750	238,263
KKR & Co LP, 6.50%	10,000	256,600
KKR Financial Holdings LLC, 7.38%	9,600	264,480
KKR Financial Holdings LLC, 8.38%	30,000	784,500
KKR Financial Holdings LLC, 7.50%	10,000	265,500
PNC Financial Services Group, Inc./The, 5.38%	4,250	109,905
Protective Life Corp., 6.25%	11,300	303,631
State Street Corp, 5.35% (b)	1,000	26,840
State Street Corp., 5.25%	8,050	212,198
Torchmark Corp., 6.13%	10,000	264,300
U.S. Bancorp, 6.50%	7,300	224,840
Wells Fargo & Co., 5.70%	20,000	530,200
Wells Fargo & Co., 5.20%	15,850	411,624
		5,748,854

Industrials 0.31%
Pitney Bowes, Inc., 6.70%	5,700	155,553
Stanley Black & Decker, Inc., 5.75%	20,687	547,171
		702,724

Real Estate Investment Trusts 6.07%
DDR Corp., 6.50%	9,184	239,335
Digital Realty Trust, Inc., 6.35%	25,450	675,697
Digital Realty Trust, Inc., 6.63%	11,552	305,781
Digital Realty Trust, Inc., 7.00%	33,392	849,159
Equity Commonwealth, 5.75%	10,000	256,900
Kilroy Realty Corp., 6.88%	20,264	538,820
Kimco Realty Corp., 6.00%	32,490	844,090
Kimco Realty Corp., 5.50%	39,809	1,028,266
Kimco Realty Corp., 5.63%	24,367	628,669
National Retail Properties, Inc., 6.63%	14,440	378,328
PS Business Parks, Inc., 6.45%	13,537	348,578

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts (cont.)
PS Business Parks, Inc., 6.00%	40,522	$1,057,624
PS Business Parks, Inc., 5.70%	6,498	171,807
Public Storage, 5.13%	10,000	258,800
Public Storage, 5.88%	7,076	195,439
Public Storage, 6.35%	32,490	818,098
Public Storage, 5.90%	12,487	324,412
Regency Centers Corp., 6.00%	28,225	733,850
Regency Centers Corp., 6.63%	36,221	942,833
Senior Housing Properties Trust, 5.63%	26,660	680,097
Taubman Centers, Inc., 6.25%	13,046	339,848
Taubman Centers, Inc., 6.50%	9,416	244,910
Ventas Capital Corp., 5.45%	10,000	277,000
Vornado Realty Trust, 6.88%	16,170	424,948
Vornado Realty Trust, 5.40%	12,298	319,379
Welltower, Inc., 6.50%	28,880	755,790
		13,638,458

Utilities 0.80%
DTE Energy Co., 5.38%	10,000	260,200
Duke Energy Corp., 5.13%	9,030	242,817
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	175,473
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	228,677
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	385,350
SCE Trust I, 5.63%	19,125	507,386
		1,799,903
Total Preferred Stocks
(Cost $20,949,504)		21,889,939

Money Market 0.82%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.48% (c)	1,835,539	1,835,539

Total Money Market
(Cost $1,835,539)		1,835,539

Total Investments — 99.22%
(Cost $199,610,554)		222,889,743
Other Assets in Excess of Liabilities — 0.78%		1,753,788

NET ASSETS — 100.00%		$224,643,531

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 6 in Notes to Financial Statements.
(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2016.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2016.

AGM - Assured Guaranty Municipal Corp.

AGM-CR - Assured Guaranty Municipal Corp. Custody Receipts

AMBAC - American Municipal Bond Assurance Corp.

GTD - Guaranteed

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

59

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 39.12%

Alabama 1.95%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, 5.50%, 11/15/43	$1,000,000	$1,135,130

Arizona 2.08%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	522,625
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	690,110
		1,212,735

California 3.24%
City of Newport Beach, CA, Certificate of Participation, Public Improvements, Build America Revenue Bonds, 7.17%, 07/01/40	800,000	1,100,288
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	784,386
		1,884,674

Florida 2.59%
Miami-Dade County Educational Facilities Authority, Revenue Bonds, 5.07%, 04/01/50	390,000	466,775
Pasco County School Board, School Improvements, Certificate Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	1,041,150
		1,507,925

Georgia 2.11%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,229,730

Kansas 1.92%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,116,520

Louisiana 0.91%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	530,390

Michigan 1.85%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,079,700

Minnesota 0.48%
St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	250,000	278,695

Nebraska 2.96%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,726,858

60	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Nevada 0.24%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	$100,000	$137,888

New Jersey 1.32%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	770,580

New York 2.96%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	324,365
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	345,618
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	750,000	779,617
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	276,193
		1,725,793

Ohio 5.66%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,618,360
American Municipal Power, Inc., Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,549,090
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	130,710
		3,298,160

Oregon 1.79%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	1,044,620

Pennsylvania 1.88%
City of Reading, PA, General Obligation Unlimited, Refunding Revenue Bonds, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,097,100

Tennessee 1.39%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	701,125
Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding Revenue Bonds, 3.49%, 07/01/29	100,000	107,107
		808,232

Texas 1.55%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	904,515

61

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Principal Amount	Market Value

Wisconsin 2.24%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	$1,250,000	$1,305,812
Total Municipal Bonds (Cost $20,844,441)		22,795,057

	Shares

Preferred Stocks 19.30%

Financials 8.42%
Aegon NV, 8.00%	2,000	55,620
Aegon NV, 6.38%	10,000	263,200
Aviva PLC, 8.25%	2,000	52,620
BGC Partners, Inc., 8.13%	11,550	311,157
Capital One Financial Corp., 6.70%	10,000	283,000
Citigroup, Inc., 6.88%	12,000	341,400
Citigroup, Inc., 6.30%	10,000	267,000
First Republic Bank, 5.70%	10,000	270,000
Hancock Holding Co., 5.95%	10,200	262,752
JPMorgan Chase & Co., 6.10%	10,000	266,100
JPMorgan Chase & Co., 6.70%	10,000	282,400
JPMorgan Chase & Co., 6.30%	15,750	428,872
KKR Financial Holdings LLC, 7.38%	9,600	264,480
Northern Trust Corp., 5.85%	6,000	166,740
Torchmark Corp., 6.13%	10,000	264,300
Wells Fargo & Co., 5.70%	20,000	530,200
Zions Bancorp, 6.95%	20,000	600,000
		4,909,841

Industrials 0.56%
Pitney Bowes, Inc., 6.70%	12,000	327,480

Information Technology 0.46%
eBay, Inc., 6.00%	10,000	265,700

Real Estate Investment Trusts 6.81%
Alexandria Real Estate Equities, Inc., 6.45%	10,800	285,552
CBL & Associates Properties, Inc., 6.63%	2,640	65,182
CBL & Associates Properties, Inc., 7.38%	4,800	119,664
DDR Corp., 6.50%	11,500	299,690
Digital Realty Trust, Inc., 7.38%	13,848	400,900
Digital Realty Trust, Inc., 6.35%	14,050	373,028
Equity Commonwealth, 5.75%	10,000	256,900
Equity Commonwealth, 6.50%	6,000	157,980
Gramercy Property Trust, 7.13%	3,000	79,935
Kilroy Realty Corp., 6.88%	2,495	66,342
LaSalle Hotel Properties, 7.50%	10,339	261,577
Pebblebrook Hotel Trust, 8.00%	2,600	65,884
Public Storage, 5.40%	10,000	265,800
Realty Income Corp., 6.63%	6,500	170,495

62	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts (cont.)
SL Green Realty Corp., 6.50%	8,100	$211,896
Taubman Centers, Inc., 6.25%	3,211	83,647
Taubman Centers, Inc., 6.50%	16,436	427,500
Urstadt Biddle Properties, Inc., 6.75%	4,000	111,600
Urstadt Biddle Properties, Inc., 7.13%	10,000	266,600
		3,970,172

Telecommunication Services 0.93%
Qwest Corp., 6.88%	12,000	314,040
United States Cellular Corp., 7.25%	8,500	224,825
		538,865

Utilities 2.12%
Duke Energy Corp., 5.13%	10,000	268,900
Entergy Mississippi, Inc., 6.00%	2,150	55,126
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	260,600
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	256,900
SCE Trust I, 5.63%	10,000	265,300
SCE Trust II, 5.10%	5,000	130,750
		1,237,576
Total Preferred Stocks (Cost $10,521,289)		11,249,634

Common Stocks 35.34%

Consumer Staples 2.33%
Altria Group, Inc.	6,590	454,446
Philip Morris International, Inc.	6,830	694,748
Reynolds American, Inc.	3,852	207,738
		1,356,932

Energy 10.84%
Buckeye Partners LP	5,705	401,233
Cheniere Energy Partners LP	11,400	341,772
Cone Midstream Partners LP	21,900	379,746
Enbridge Energy Partners LP	13,511	313,455
Energy Transfer Partners LP	10,303	392,235
EnLink Midstream Partners LP	18,140	301,668
Enterprise Products Partners LP	24,180	707,507
Magellan Midstream Partners LP	3,825	290,700
MPLX LP	21,950	738,178
Spectra Energy Partners LP	5,305	250,290
Sunoco Logistics Partners LP	14,850	426,938
Sunoco LP	7,200	215,640
Targa Resources Corp.	7,750	326,585
TC PipeLines LP	6,320	361,883
Tesoro Logistics LP	12,532	620,710
USA Compression Partners LP	16,966	248,722
		6,317,262

63

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Financials 1.02%
BGC Partners, Inc.	32,644	$284,329
Blackstone Group LP/The	12,505	306,873
		591,202

Real Estate Investment Trusts 15.62%
Apple Hospitality REIT, Inc.	56,400	1,060,884
Ashford Hospitality Trust, Inc.	33,500	179,895
Blackstone Mortgage Trust, Inc.	24,862	687,932
Chesapeake Lodging Trust	7,700	179,025
City Office REIT, Inc.	56,470	732,981
Digital Realty Trust, Inc.	4,760	518,792
Gramercy Property Trust	60,814	560,705
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,829	1,681,106
Hersha Hospitality Trust	23,100	396,165
Independence Realty Trust, Inc.	76,579	626,416
Lexington Realty Trust	65,336	660,547
Starwood Property Trust, Inc.	42,190	874,177
Welltower, Inc.	3,000	228,510
WP Carey, Inc.	10,320	716,414
		9,103,549

Telecommunication Services 3.10%
AT&T, Inc.	36,739	1,587,492
Verizon Communications, Inc.	3,950	220,568
		1,808,060

Utilities 2.43%
American Electric Power Co., Inc.	6,170	432,455
Consolidated Edison, Inc.	8,690	699,024
Duke Energy Corp.	3,335	286,110
		1,417,589
Total Common Stocks (Cost $18,487,729)		20,594,594

	Principal Amount

Corporate Bonds 5.17%
American University, 4.32%, 04/01/45	$250,000	261,707
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	107,251
Ford Motor Co., 9.98%, 02/15/47	500,000	772,749
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	297,492
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	1,051,448
Wells Fargo & Co., 7.98%, 03/29/49 (a)	500,000	523,750

Total Corporate Bonds (Cost $2,873,183)		3,014,397

64	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Shares	Market Value

Money Market 0.09%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.48% (b)	53,435	$53,435

Total Money Market (Cost $53,435)		53,435

Total Investments — 99.02%
(Cost $52,780,077)		57,707,117
Other Assets in Excess of Liabilities — 0.98%		572,918

NET ASSETS — 100.00%		$58,280,035

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2016.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2016.

AGM - Assured Guaranty Municipal Corp.

OID - Original Issue Discount

REIT - Real Estate Investment Trust

65

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund		Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund

ASSETS
Investments in securities at value (cost $78,496,465, $45,161,680, $101,934,118, $199,610,554 and $52,780,077)	$115,926,017		$70,894,549		$110,747,869	$222,889,743	$57,707,117
Receivable for Fund shares sold	59,918		113,725		396,219	257,441	202,161
Dividends and interest receivable	449,227		100,542		1,284,893	2,785,344	484,398
Receivable for investments sold	52,025		482,451		—	—	—
Prepaid expenses	27,915		23,544		39,281	41,331	22,996
TOTAL ASSETS	116,515,102		71,614,811		112,468,262	225,973,859	58,416,672

LIABILITIES
Options written, at value (premium received $6,167, $3,598, $0, $0 and $0)	3,900		950		—	—	—
Line of credit payable	—		78,788		384,064	—	—
Payable for Fund shares redeemed	84,202		205,720		155,214	250,004	1,500
Payable for investments purchased	100,000		167,604		321,852	650,910	—
Payable for distributions to shareholders	—		—		100,109	226,527	66,383
Payable for investment advisory fees	88,993		55,966		41,651	109,787	31,299
Payable for distribution (12b-1) fees	27,524		17,312		13,496	45,290	11,706
Payable for accounting and administration fees	5,803		4,437		13,750	15,435	3,492
Payable for transfer agent fees	13,797		7,052		4,616	14,731	3,081
Other accrued expenses	19,618		21,920		13,080	17,644	19,176
TOTAL LIABILITIES	343,837		559,749		1,047,832	1,330,328	136,637
NET ASSETS	$116,171,265		$71,055,062		$111,420,430	$224,643,531	$58,280,035

SOURCE OF NET ASSETS
As of June 30 2016, net assets consisted of:
Paid-in capital	$72,747,564		$44,037,275		$111,214,283	$207,392,731	$58,365,390
Accumulated undistributed net investment income (loss)	1,498,796		212,374		—	39,654	(24,055)
Accumulated net realized gain (loss) on investments	4,493,086		1,069,896		(8,607,604)	(6,068,043)	(4,988,340)
Net unrealized appreciation on investments	37,431,819		25,735,517		8,813,751	23,279,189	4,927,040
NET ASSETS	$116,171,265		$71,055,062		$111,420,430	$224,643,531	$58,280,035
NET ASSETS:
Class A Shares	$116,170,175		$71,048,869		$111,419,392	$224,572,982	$58,219,324
Class C Shares	$1,090		$6,193		$1,038	$70,549	$60,711
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	9,093,310		3,736,953		11,264,380	18,189,610	5,888,306
Class C Shares	85		325		105	5,716	6,165
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$12.78		$19.01		$9.89	$12.35	$9.89
Class C Shares (b)	$12.78	(a)	$19.04	(a)	$9.89	$12.34	$9.85
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
of net asset value adjusted to the nearest cent) per share:
Class A Shares	$13.49		$20.06		$10.38	$12.97	$10.38
MAXIMUM SALES CHARGE:
Class A Shares	5.25%		5.25%		4.75%	4.75%	4.75%

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b) A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 13 months.

66	SPIRIT OF AMERICA

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund

INVESTMENT INCOME
Dividends	$2,655,974	$1,015,069	$—	$1,069,699	$992,775
Foreign dividend taxes withheld	—	—	—	(603)	—
Interest	8,906	—	2,205,131	4,768,875	576,435
TOTAL INVESTMENT INCOME	2,664,880	1,015,069	2,205,131	5,837,971	1,569,210

EXPENSES
Investment advisory	536,962	335,880	318,101	628,727	173,212
Distribution (12b-1) — Class A	166,070	103,875	79,526	261,930	66,597
Distribution (12b-1) — Class C (a)	3	17	3	161	94
Accounting and Administration	33,533	22,958	58,106	78,160	19,124
Auditing	13,969	11,637	11,637	11,637	11,637
Chief Compliance Officer	1,595	1,004	1,486	2,927	740
Custodian	5,075	3,274	4,298	8,127	2,516
Directors	6,936	4,351	6,564	12,919	3,244
Insurance	10,931	6,831	10,095	19,909	5,032
Legal	4,526	2,833	4,245	8,344	2,110
Printing	24,755	21,920	19,456	41,163	19,469
Registration	7,934	6,918	11,246	9,906	8,261
Transfer agent	52,541	31,667	28,629	84,694	19,092
Line of credit	305	187	274	543	137
Interest	1,138	51	169	—	7
Other	2,209	1,740	1,763	3,124	1,673
TOTAL EXPENSES	868,482	555,143	555,598	1,172,271	332,945
Fees recouped (waived) by Adviser	—	—	(77,783)	(17,432)	460
NET EXPENSES	868,482	555,143	477,815	1,154,839	333,405
NET INVESTMENT INCOME	1,796,398	459,926	1,727,316	4,683,132	1,235,805

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	479,885	573,250	78,549	(3,104,490)	(3,380,008)
Net realized gain on written option transactions	5,207	9,652	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,846,427	619,872	3,514,754	14,898,890	7,606,086
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,331,519	1,202,774	3,593,303	11,794,400	4,226,078
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,127,917	$1,662,700	$5,320,619	$16,477,532	$5,461,883

(a)	For the period March 15, 2016 (commencement of operations) through June 30, 2016.

67

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)		(Unaudited)

OPERATIONS
Net investment income	$1,796,398	$651,144	$459,926	$304,895
Net realized gain (loss) on investment transactions	485,092	12,146,550	582,902	2,507,865
Net change in unrealized appreciation (depreciation) of investments	6,846,427	(15,363,427)	619,872	(5,035,097)
Net increase (decrease) in net assets resulting from operations	9,127,917	(2,565,733)	1,662,700	(2,222,337)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(302,670)	(651,144)	(248,790)	(352,126)
Class C (a)	—	—	—	—
From realized gains:
Class A	—	(9,154,195)	—	(1,909,115)
From return of capital
Class A	—	—	—	—
Total distributions to shareholders	(302,670)	(9,805,339)	(248,790)	(2,261,241)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	2,824,699	11,901,788	4,040,651	15,155,485
Shares issued from reinvestment of distributions	264,108	8,690,185	231,131	2,123,477
Shares redeemed	(11,923,431)	(30,579,816)	(6,675,917)	(16,893,608)
Total Class A Shares	(8,834,624)	(9,987,843)	(2,404,135)	385,354
Class C Shares (a):
Shares sold	1,000	—	6,000	—
Shares issued from reinvestment of distributions	—	—	—	—
Total Class C Shares	1,000	—	6,000	—
Increase (decrease) in net assets derived from capital share transactions	(8,833,624)	(9,987,843)	(2,398,135)	385,354
Total increase (decrease) in net assets	(8,377)	(22,358,915)	(984,225)	(4,098,224)

NET ASSETS
Beginning of period	116,179,642	138,538,557	72,039,287	76,137,511
End of period	$116,171,265	$116,179,642	$71,055,062	$72,039,287

Accumuluated undistributed net investment income (loss)	$1,498,796	$5,068	$212,374	$1,238

SHARE TRANSACTIONS
Class A Shares:
Shares sold	240,963	903,665	223,472	772,300
Shares issued from reinvestment of distributions	21,625	726,241	12,433	112,512
Shares redeemed	(1,007,467)	(2,358,503)	(365,256)	(867,209)
Total Class A Shares	(744,879)	(728,597)	(129,351)	17,603
Class C Shares (a):
Shares sold	85		325
Shares issued from reinvestment of distributions	—	—	—	—
Total Class C Shares	85	—	325	—
Increase (decrease) in shares outstanding	(744,794)	(728,597)	(129,026)	17,603

(a)	For the period March 15, 2016 (commencement of operations) through June 30, 2016.

68	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Income and Opportunity Fund
For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
(Unaudited)		(Unaudited)		(Unaudited)

$1,727,316	$3,607,025	$4,683,132	$8,783,029	$1,235,805	$1,194,922
78,549	(793,373)	(3,104,490)	(1,218,733)	(3,380,008)	(1,137,541)

3,514,754	60,925	14,898,890	(7,969,270)	7,606,086	(3,394,005)
5,320,619	2,874,577	16,477,532	(404,974)	5,461,883	(3,336,624)

(1,727,309)	(3,607,025)	(4,315,740)	(8,752,009)	(1,159,606)	(1,244,119)
(7)	—	(581)	—	(349)	—

—	—	—	—	—	—

—	—	—	(773,014)	—	(800,789)
(1,727,316)	(3,607,025)	(4,316,321)	(9,525,023)	(1,159,955)	(2,044,908)

13,406,768	21,777,653	26,376,116	52,557,128	7,864,298	37,720,439
1,106,908	2,333,304	2,924,640	6,629,987	785,961	1,418,799
(9,492,879)	(27,926,223)	(18,605,112)	(57,808,173)	(6,253,317)	(12,705,183)
5,020,797	(3,815,266)	10,695,644	1,378,942	2,396,942	26,434,055

1,000	—	67,594	—	58,003	—
7	—	588	—	349	—
1,007	—	68,182	—	58,352	—
5,021,804	(3,815,266)	10,763,826	1,378,942	2,455,294	26,434,055
8,615,107	(4,547,714)	22,925,037	(8,551,055)	6,757,222	21,052,523

102,805,323	107,353,037	201,718,494	210,269,549	51,522,813	30,470,290
$111,420,430	$102,805,323	$224,643,531	$201,718,494	$58,280,035	$51,522,813

$—	$—	$39,654	$(327,157)	$(24,055)	$(99,905)

1,381,253	2,290,315	2,212,482	4,385,572	852,525	3,803,916
113,925	244,840	244,012	552,485	83,667	146,268
(978,033)	(2,941,798)	(1,561,622)	(4,830,992)	(675,144)	(1,311,154)
517,145	(406,643)	894,872	107,065	261,048	2,639,030

104		5,667		6,129
1	—	49	—	36	—
105	—	5,716	—	6,165	—
517,250	(406,643)	900,588	107,065	267,213	2,639,030

69

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2016	For The Year Ended December 31
		2015	2014	2013	2012	2011
	(Unaudited)

Net Asset Value, Beginning of Period	$11.81	$13.11	$10.26	$10.06	$8.88	$8.94

From Investment Operations:
Net investment income	0.20	0.06	0.16	0.04	0.08 [1]	0.03 [1]
Net realized and unrealized gain (loss) on investments	0.80	(0.30)	2.86	0.28	1.26	0.08
Total from investment operations	1.00	(0.24)	3.02	0.32	1.34	0.11

Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.16)	(0.04)	(0.16)	(0.04)
Distributions from capital gains	—	(1.00)	(0.01)	—	—	—
Distributions from return of capital	—	—	—	(0.08)	—	(0.13)
Total distributions	(0.03)	(1.06)	(0.17)	(0.12)	(0.16)	(0.17)

Net Asset Value, End of Period	$12.78	$11.81	$13.11	$10.26	$10.06	$8.88
Total Return[2]	8.49%[3]	(1.88)%	29.55%	3.15%	15.10%	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,170	$116,180	$138,539	$126,852	$134,353	$139,027
Ratio of expenses to average net assets	1.57%[4]	1.57%	1.56%	1.68%	1.75%	1.74%
Ratio of net investment income to average net assets	3.25%[4]	0.50%	1.36%	0.33%	0.84%	0.38%
Portfolio turnover	5%[3]	37%	43%	31%	10%	7%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

70	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For The Period Ended June 30, 2016*
(Unaudited)

Net Asset Value, Beginning of Period	$11.73

From Investment Operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.97
Total from investment operations	1.05

Net Asset Value, End of Period	$12.78
Total Return[1]	9.04%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	2.27%[3]
Ratio of net investment income to average net assets	2.29%[3]
Portfolio turnover	5%[2]

* For the period March 15, 2016 (commencement of operations) to June 30, 2016.

1 Calculation does not reflect contingent deferred sales charge.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

71

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2016	For The Year Ended December 31
		2015	2014	2013	2012	2011
	(Unaudited)

Net Asset Value, Beginning of Period	$18.63	$19.78	$17.72	$14.18	$12.78	$12.82

From Investment Operations:
Net investment income	0.12	0.08	0.14	0.12	0.09 [1]	0.03 [1]
Net realized and unrealized gain (loss) on investments	0.32	(0.63)	2.10	3.54	1.40	(0.02)
Total from investment operations	0.44	(0.55)	2.24	3.66	1.49	0.01

Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.14)	(0.12)	(0.09)	(0.05)
Distributions from capital gains	—	(0.51)	(0.04)	—	—	—
Total distributions	(0.06)	(0.60)	(0.18)	(0.12)	(0.09)	(0.05)

Net Asset Value, End of Period	$19.01	$18.63	$19.78	$17.72	$14.18	$12.78
Total Return[2]	2.40%[3]	(2.83)%	12.68%	25.90%	11.63%	0.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,049	$72,039	$76,138	$71,248	$54,436	$49,676
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.60%[4]	1.60%	1.60%	1.68%	1.86%	1.89%
After expense reimbursement or recapture	1.60%[4]	1.60%	1.60%	1.68%	1.86%	1.96%
Ratio of net investment income to average net assets	1.33%[4]	0.40%	0.78%	0.77%	0.60%	0.26%
Portfolio turnover	11%[3]	19%	15%	22%	12%	19%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

72	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For The Period Ended June 30, 2016*
(Unaudited)

Net Asset Value, Beginning of Period	$18.29

From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.74
Total from investment operations	0.75

Net Asset Value, End of Period	$19.04
Total Return[1]	3.93%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$6
Ratio of expenses to average net assets	2.30%[3]
Ratio of net investment income to average net assets	0.23%[3]
Portfolio turnover	11%[2]

* For the period March 15, 2016 (commencement of operations) to June 30, 2016.

1 Calculation does not reflect contingent deferred sales charge.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

73

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2016	For The Year Ended December 31
		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.57	$9.62	$8.89	$10.08	$9.64	$9.04

From Investment Operations:
Net investment income	0.16	0.33	0.35	0.36	0.41 [1]	0.49 [1]
Net realized and unrealized gain (loss) on investments	0.32	(0.05)	0.73	(1.19)	0.44	0.60
Total from investment operations	0.48	0.28	1.08	(0.83)	0.85	1.09

Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.35)	(0.36)	(0.41)	(0.49)
Total distributions	(0.16)	(0.33)	(0.35)	(0.36)	(0.41)	(0.49)

Net Asset Value, End of Period	$9.89	$9.57	$9.62	$8.89	$10.08	$9.64
Total Return[2]	5.03%[3]	3.01%	12.35%	(8.39)%	8.91%	12.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,419	$102,805	$107,353	$111,850	$156,793	$102,477
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.05%[4]	1.10%	1.10%	1.11%	1.15%	1.20%
After expense reimbursement or recapture	0.90%[4]	0.91%[5]	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.26%[4]	3.50%	3.78%	3.78%	4.01%	5.28%
Portfolio turnover	4%[3]	11%	7%	19%	13%	23%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

5 Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

74	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For The Period Ended June 30, 2016*
(Unaudited)

Net Asset Value, Beginning of Period	$9.59

From Investment Operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.30
Total from investment operations	0.36

Less Distributions:
Distributions from net investment income	(0.06)
Total distributions	(0.06)

Net Asset Value, End of Period	$9.89
Total Return[1]	3.80%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.90%[3]
After expense reimbursement or recapture	1.75%[3]
Ratio of net investment income to average net assets	2.33%[3]
Portfolio turnover	4%[2]

* For the period March 15, 2016 (commencement of operations) to June 30, 2016.

1 Calculation does not reflect contingent deferred sales charge.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

75

SPIRIT OF AMERICA INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2016	For The Year Ended December 31
		2015	2014	2013	2012	2011
	(Unaudited)

Net Asset Value, Beginning of Period	$11.66	$12.23	$11.19	$12.24	$11.69	$10.73

From Investment Operations:
Net investment income	0.26	0.51	0.53	0.53	0.59	0.70 [1]
Net realized and unrealized gain (loss) on investments	0.67	(0.53)	1.10	(1.00)	0.61	0.98
Total from investment operations	0.93	(0.02)	1.63	(0.47)	1.20	1.68

Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.54)	(0.52)	(0.60)	(0.71)
Distributions from capital gains	—	—	—	—	(0.05)	(0.01)
Distributions from return of capital	—	(0.04)	(0.05)	(0.06)	—	—
Total distributions	(0.24)	(0.55)	(0.59)	(0.58)	(0.65)	(0.72)

Net Asset Value, End of Period	$12.35	$11.66	$12.23	$11.19	$12.24	$11.69
Total Return[2]	8.09%[3]	(0.17)%	14.79%	(3.97)%	10.51%	16.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$224,573	$201,718	$210,270	$212,201	$252,025	$150,472
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.12%[4]	1.15%	1.15%	1.19%	1.22%	1.30%
After expense reimbursement or recapture	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.47%[4]	4.24%	4.44%	4.47%	4.85%	6.19%
Portfolio turnover	2%[3]	9%	9%	25%	3%	3%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

76	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For The Period Ended June 30, 2016*
(Unaudited)

Net Asset Value, Beginning of Period	$11.78

From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain on investments	0.56
Total from investment operations	0.68

Less Distributions:
Distributions from net investment income	(0.12)
Total distributions	(0.12)

Net Asset Value, End of Period	$12.34
Total Return[1]	5.84%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$71
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.87%[3]
After expense reimbursement or recapture	1.85%[3]
Ratio of net investment income to average net assets	3.61%[3]
Portfolio turnover	2%[2]

* For the period March 15, 2016 (commencement of operations) to June 30, 2016.

1 Calculation does not reflect contingent deferred sales charge.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

77

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013*
	(Unaudited)

Net Asset Value, Beginning of Period	$9.16	$10.20	$9.62	$10.00

Income from Investment Operations:
Net investment income	0.21	0.25	0.39	0.14
Net realized and unrealized gain (loss) on investments	0.72	(0.86)	0.73	(0.31)
Total income from investment operations	0.93	(0.61)	1.12	(0.17)

Less Distributions:
Distributions from net investment income	(0.20)	(0.26)	(0.39)	(0.15)
Distributions from capital gains	—	—	—	(0.01)
Distributions from return of capital	—	(0.17)	(0.15)	(0.05)
Total distributions	(0.20)	(0.43)	(0.54)	(0.21)

Net Asset Value, End of Period	$9.89	$9.16	$10.20	$9.62
Total Return[1]	10.30%[2]	(6.19)%	11.74%	(1.63)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,219	$51,523	$30,470	$7,398
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.25%[3]	1.28%	1.66%[4]	2.72%[3]
After expense reimbursement or recapture	1.25%[3]	1.25%	1.26%[4]	1.50%[3]
Ratio of net investment income to average net assets	4.63%[3]	2.63%	3.83%	3.25%[3]
Portfolio turnover	10%[2]	8%	20%	12%[2]

* For the period July 8, 2013 (commencement of operations) to December 31, 2013.

1 Calculation does not reflect sales load.

2 Not annualized.

3 Annualized.

4 Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

78	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For The Period Ended June 30, 2016*
(Unaudited)

Net Asset Value, Beginning of Period	$9.14

From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain on investments	0.71
Total from investment operations	0.82

Less Distributions:
Distributions from net investment income	(0.11)
Total distributions	(0.11)

Net Asset Value, End of Period	$9.85
Total Return[1]	8.81%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$61
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.00%[3]
After expense reimbursement or recapture	2.00%[3]
Ratio of net investment income to average net assets	3.67%[3]
Portfolio turnover	10%[2]

* For the period March 15, 2016 (commencement of operations) to June 30, 2016.

1 Calculation does not reflect contingent deferred sales charge.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

79

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2016 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds, each with its own investment objective and strategy. This report includes the following funds (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares and Class C Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market

80	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less and not having a price supplied by the independent pricing service may be valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2016 is as follows:

	Value Inputs
Real Estate Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$112,502,908	$—	$—	$112,502,908
Preferred Stocks	2,606,075	—	—	2,606,075
Municipal Bonds	—	576,172	—	576,172
Money Market	240,862	—	—	240,862

Total Investment Securities	115,349,845	576,172	—	115,926,017

Other Financial Instruments (a)
Written Options	(3,900)	—	—	(3,900)

Total Investments	115,345,945	576,172	—	115,922,117

Value Fund
Investment Securities:
Common Stocks	67,167,990	—	—	67,167,990
Preferred Stocks	3,726,559	—	—	3,726,559

Total Investment Securities	70,894,549	—	—	70,894,549

Other Financial Instruments (a)
Written Options	(950)	—	—	(950)

Total Investments	70,893,599	—	—	70,893,599

Municipal Fund
Investment Securities:
Municipal Bonds	—	110,747,869	—	110,747,869

Total Investments	—	110,747,869	—	110,747,869

81

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

	Value Inputs
Income Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Collateralized Mortgage Obligations	$—	$324,828	$—	$324,828
Municipal Bonds	—	169,344,919	—	169,344,919
Common Stocks	12,086,473	—	—	12,086,473
Corporate Bonds	—	17,408,045	—	17,408,045
Preferred Stocks	21,889,939	—	—	21,889,939
Money Market	1,835,539	—	—	1,835,539

Total Investments	35,811,951	187,077,792	—	222,889,743

Opportunity Fund
Investment Securities:
Municipal Bonds	—	22,795,057	—	22,795,057
Preferred Stocks	11,249,634	—	—	11,249,634
Common Stocks	20,594,594	—	—	20,594,594
Corporate Bonds	—	3,014,397	—	3,014,397
Money Market	53,435	—	—	53,435

Total Investments	31,897,663	25,809,454	—	57,707,117

(a)	Other Financial Instruments are derivative instruments not reflected on the Schedules of Investments, such as written option contracts.

The Funds did not have any transfers between levels as of June 30, 2016. The Funds recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. For the Real Estate Fund and the Value Fund, income distributions will be paid quarterly. For the Income Fund, Municipal Fund and the Opportunity Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Fund, Value Fund and Opportunity Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets

82	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the period ended June 30, 2016, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$6,059,781	$14,229,711
Value Fund	7,362,064	8,854,062
Municipal Fund	9,866,559	4,233,385
Income Fund	19,454,013	5,091,618
Opportunity Fund	8,971,833	5,302,924

There were no purchases or sales of long term U.S. Government Obligations during the period ended June 30, 2016.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Fund	0.97%	$536,962
Value Fund	0.97%	335,880
Municipal Fund	0.60%	318,101
Income Fund	0.60%	628,727
Opportunity Fund	0.65%	173,212

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following Funds (based on average daily net assets) through April 30, 2017 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the period ended June 30, 2016, the Adviser waived advisory fees, or reimbursed expenses as indicated:

Fund	Class A	Class C	Fees Recouped (Waived)
Municipal Fund	0.90%	1.75%	$(77,783)
Income Fund	1.10%	1.85%	(17,432)
Opportunity Fund	1.25%	2.00%	460

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by a Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2016, along with their expiration dates is shown below:

	Recoupment expires December 31,
Fund	2016	2017	2018	2019	Total
Municipal Fund	$301,815	$210,870	$203,144	$77,783	$793,612
Income Fund	230,568	97,584	98,192	17,432	443,776
Opportunity Fund	27,465	59,659	15,173	—	102,297

83

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the period ended June 30, 2016, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid (a)
Real Estate Fund	0.30%	$166,070	1.00%	$3
Value Fund	0.30%	103,875	1.00%	17
Municipal Fund	0.15%	79,526	1.00%	3
Income Fund	0.25%	261,930	1.00%	161
Opportunity Fund	0.25%	66,597	1.00%	94

(a)	For the period March 15, 2016 (commencement of operations) through June 30, 2016.

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. Class C Shares are sold without an initial front-end sales charge, however, a CDSC of 1.00% may be charged on redemptions made within 13 months of purchase. For the period ended June 30, 2016, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Sales Charges Received by Distributor
Real Estate Fund	$124,746
Value Fund	180,023
Municipal Fund	521,629
Income Fund	1,119,557
Opportunity Fund	321,395

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $5,250, $1,000 for each Board meeting attended and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the period ended June 30, 2016, the Funds were allocated $7,752 of the Chief Compliance Officer’s salary.

Note 5 – Concentration and Other Risks

The performance of the Income Fund, Municipal Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Income Fund, Municipal Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Income Fund, Municipal Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

84	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

The Opportunity Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has a more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 6 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2016, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,643	$421,008
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,112,698	$2,062,219

Note 7 – Federal Income Taxes

The tax character of distributions paid by each of the Funds for the year ended December 31, 2015, was as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$651,144	$—	$9,154,195	$—	$9,805,339
Value Fund	352,126	—	1,909,115	—	2,261,241
Municipal Fund	26,383	3,580,642	—	—	3,607,025
Income Fund	8,752,009	—	—	773,014	9,525,023
Opportunity Fund	1,244,119	—	—	800,789	2,044,908

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2016, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)	Cost Basis of Investments
Real Estate Fund	$41,698,354	$(4,261,467)	$37,436,887	$78,485,230
Value Fund	26,251,684	(514,929)	25,736,755	45,156,844
Municipal Fund	9,335,520	(524,045)	8,811,475	101,936,394
Income Fund	26,072,382	(2,807,387)	23,264,995	199,624,748
Opportunity Fund	5,906,293	(989,082)	4,917,211	52,789,906

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

85

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

At December 31, 2015, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Long- Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Fund	$4,145,105	$(137,111)	$30,590,460	$34,598,454
Value Fund	536,552	(49,558)	25,116,883	25,603,877
Municipal Fund	—	(8,683,877)	5,296,721	(3,387,156)
Income Fund	—	(3,276,516)	8,366,105	5,089,589
Opportunity Fund	—	(1,698,408)	(2,688,875)	(4,387,283)

At December 31, 2015, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	Expires December 31,	No Expiration
Fund	2017	Short-Term	Long-Term	Total
Municipal Fund	$522,821	$2,453,547	$5,707,509	$8,683,877
Income Fund	—	1,559,189	1,246,148	2,805,337
Opportunity Fund	—	793,691	99,223	892,914

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2015, the following Funds deferred post October capital and late year ordinary losses as follows:

Fund	Post-October Losses
Real Estate Fund	$137,111
Value Fund	49,558
Income Fund	145,442
Opportunity Fund	701,403

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 8 – Line of Credit

The Funds participate in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments, expiring on May 24, 2017. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for each Fund is the lesser of $3,000,000 or 10% of the Fund’s daily market value. During the period ended June 30, 2016, each Fund’s borrowing activity was as follows:

	Real Estate Fund	Value Fund	Municipal Fund	Income Fund	Opportunity Fund
Total bank line of credit as of June 30, 2016	$3,000,000	$2,921,212	$2,615,936	$3,000,000	$3,000,000
Average borrowings during year	$100,633	$160,296	$71,221	$—	$145,217
Number of days outstanding*	45	6	21	—	5
Average interest rate during year	1.936%	1.936%	1.936%	1.936%	1.936%
Highest balance drawn during year	$307,632	$256,655	$634,522	$—	$242,479
Highest balance interest rate	1.954%	1.954%	1.954%	1.954%	1.954%
Interest expense incurred	$1,138	$51	$169	$—	$7
Interest rate at June 30, 2016	1.949%	1.949%	1.949%	1.949%	1.949%

*	Number of days outstanding represents the total days during the period ended June 30, 2016 that each Fund utilized the line of credit.

Note 9 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Energy Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry

86	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2016 (UNAUDITED)

Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision. On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Fund’s principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed the decision dismissing the claims. On April 4, 2016, the United States Court of Appeals for the Second Circuit unanimously affirmed the judgment of the District Court dismissing the claims against DLA. Plaintiffs did not appeal that dismissal. Neither the Adviser nor the Fund were parties to the Litigation.

Note 10 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no events that require recognition or disclosure in the financial statements.

87

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

41 S. High Street

Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2016 Spirit of America        SOAEN-SAR16

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/24/16

By (Signature and Title)	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/24/16